Shareholder Report, Average Annual Return (Details)	12 Months Ended	24 Months Ended	60 Months Ended	116 Months Ended		120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000012166
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000012167
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000126408
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	12.31%		2.50%			3.94%
C000126407
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
C000126409
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000133792
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000163311
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	8.82%		8.17%	8.70%
C000163310
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
C000163314
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Average Annual Return, Percent	26.02%		16.06%	10.07%
C000163313
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Admiral Shares
C000246320
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Without Sales Load [Member] | C000012166
Average Annual Return [Line Items]
Average Annual Return, Percent	14.77%		7.99%			9.63%
Without Sales Load [Member] | C000012167
Average Annual Return [Line Items]
Average Annual Return, Percent	4.29%		16.21%			9.59%
Without Sales Load [Member] | C000126408
Average Annual Return [Line Items]
Average Annual Return, Percent	11.93%		2.57%			3.95%
Without Sales Load [Member] | C000126407
Average Annual Return [Line Items]
Average Annual Return, Percent	11.10%		2.41%			3.88%
Without Sales Load [Member] | C000126409
Average Annual Return [Line Items]
Average Annual Return, Percent	11.11%		2.44%			3.90%
Without Sales Load [Member] | C000133792
Average Annual Return [Line Items]
Average Annual Return, Percent	11.10%		9.74%			7.66%
Without Sales Load [Member] | C000133791
Average Annual Return [Line Items]
Average Annual Return, Percent	11.21%		9.82%			7.75%
Without Sales Load [Member] | C000163311
Average Annual Return [Line Items]
Average Annual Return, Percent	9.06%		8.22%	8.71%
Without Sales Load [Member] | C000163310
Average Annual Return [Line Items]
Average Annual Return, Percent	8.48%		8.12%		8.35%
Without Sales Load [Member] | C000163314
Average Annual Return [Line Items]
Average Annual Return, Percent	26.33%		16.15%	10.06%
Without Sales Load [Member] | C000163313
Average Annual Return [Line Items]
Average Annual Return, Percent	25.68%		16.05%		9.66%
Without Sales Load [Member] | C000246320
Average Annual Return [Line Items]
Average Annual Return, Percent	6.98%	9.07%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	20.90%		16.69%			14.02%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	20.90%		16.69%			14.02%
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ex USD
Average Annual Return, Percent	5.22%		(2.82%)			0.35%
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ex USD
Average Annual Return, Percent	5.22%		(2.82%)			0.35%
NACC2 Index: Bloomberg Global Aggregate Index ex USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index ex USD
Average Annual Return, Percent	5.22%		(2.82%)			0.35%
NACC2 Index: FTSE Global All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap Index
Average Annual Return, Percent	22.29%		14.61%			11.42%
NACC2 Index: FTSE Global All Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap Index
Average Annual Return, Percent	22.29%		14.61%			11.42%
NACC2 Index: S&P Global Ex-U.S. BMI (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Ex-U.S. BMI (USD)
Average Annual Return, Percent	21.35%		8.25%	6.64%
NACC2 Index: S&P Global Ex-U.S. BMI (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Ex-U.S. BMI (USD)
Average Annual Return, Percent	21.35%		8.25%		6.32%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	24.57%		11.36%	9.49%
NACC2 Index: FTSE Global All Cap ex US Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap ex US Index
Average Annual Return, Percent	24.57%		11.36%		9.16%
NACC2 Index: MSCI All Country World Index ex USA Net
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA Net
Average Annual Return, Percent	24.93%	20.71%
NACC2 Index: Russell Midcap Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	19.59%		11.17%			12.65%
NACC2 Index: Russell Midcap Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	7.86%		13.23%			9.20%
NACC2 Index: Bloomberg USD Emerging Markets Government RIC Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg USD Emerging Markets Government RIC Capped Index
Average Annual Return, Percent	11.96%		2.56%			3.99%
NACC2 Index: Bloomberg USD Emerging Markets Government RIC Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg USD Emerging Markets Government RIC Capped Index
Average Annual Return, Percent	11.96%		2.56%			3.99%
NACC2 Index: Bloomberg USD Emerging Markets Government RIC Capped Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg USD Emerging Markets Government RIC Capped Index
Average Annual Return, Percent	11.96%		2.56%			3.99%
NACC2 Index: FTSE Global All Cap Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap Index (USD Hedged)
Average Annual Return, Percent	21.89%		16.07%			12.37%
NACC2 Index: FTSE Global All Cap Index (USD Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global All Cap Index (USD Hedged)
Average Annual Return, Percent	21.89%		16.07%			12.37%
NACC2 Index: Spliced S&P Global Ex-U.S. Dividend Growers Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced S&P Global Ex-U.S. Dividend Growers Index
Average Annual Return, Percent	8.58%		8.27%	8.87%
NACC2 Index: Spliced S&P Global Ex-U.S. Dividend Growers Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced S&P Global Ex-U.S. Dividend Growers Index
Average Annual Return, Percent	8.58%		8.27%		8.56%
NACC2 Index: FTSE All-World ex US High Dividend Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE All-World ex US High Dividend Yield Index
Average Annual Return, Percent	26.35%		16.46%	10.41%
NACC2 Index: FTSE All-World ex US High Dividend Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE All-World ex US High Dividend Yield Index
Average Annual Return, Percent	26.35%		16.46%		10.04%
NACC2 Index: S&P International Developed Dividend Growers Index NTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P International Developed Dividend Growers Index NTR
Average Annual Return, Percent	7.43%	11.14%